Exhibit G.1.b.iv


COHEN & STEERS TOTAL RETURN
REALTY FUND, INC.

Section 16(a) Beneficial Ownership
Compliance

Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Section 30(h) of the Investment
Company Act of 1940 (the "Act"), as
applied to the Fund, require certain of the Fund's Directors, officers, the Investment
Advisor, affiliates of the Investment
Advisor, and persons who beneficially own more than 10% of a class of the Fund's outstanding securities to file reports of their affiliation with the Fund, ownership of the Fund's securities and changes in such ownership with the Securities and Exchange
Commission ("SEC") and the NYSE. Those
persons are required by SEC regulations to furnish the Fund with copies of all Section
16(a) form filings. To the Fund's
knowledge, all such persons complied with all filing requirements under Section 16(a) of the Exchange Act and Section 30(h) of the Act during its fiscal year ended
December 31, 2020, except a late Form 4
was filed on behalf of Robert Steers relating to one transaction in shares of the Fund and a Form 5 was filed on behalf of Dean
Junkans to amend previously reported
ownership shares of the Fund.